GOODWILL (Tables)	12 Months Ended
Dec. 31, 2014
GOODWILL [Abstract]
Schedule of Goodwill
	US dollars
	Location based services	Wireless communications products	Total
(in thousands)
Balance as of January 1, 2013 (*)	3,692	4,351	8,043
Changes during 2013:
Impairment (see B. below)	(2,155)	(938)	(3,093)
Translation differences	193	290	483
Balance as of December 31, 2013	1,730	3,703	5,433
Changes during 2014:
Impairment (See B. below)	-	(879)	(879)
Translation differences	(186)	(327)	(513)
Balance as of December 31, 2014	1,544	2,497	4,041

(*)	The accumulated amount of impairment loss as of January 1, 2013, December 31, 2013 and December 31, 2014 was US$ 2,452,000, US$ 5,545,000 and US$ 6,424,000, respectively.